FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Commitments [Line Items]
FHLB, maximum amount available	$ 1,400	$ 881
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	800	800
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	956	727
Subsidiary borrowings
Other Commitments [Line Items]
Outstanding letters of credit	40	437
Subsidiary borrowings | Commitments to purchase, expand or improve real estate and to fund mortgage loans, private loans and investment funds
Other Commitments [Line Items]
Aggregate commitments	$ 9,700	10,300
Subsidiary borrowings | Future payments, inclusive of office space construction costs
Other Commitments [Line Items]
Aggregate commitments		$ 147